Equity Shares - Summary of Equity Shares Issued and Outstanding (Parenthetical) (Detail) $ / shares in Units, ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2021 $ / shares shares
Class Of Stock [Line Items]
Equity shares, par value | $ / shares		$ 0.000625	$ 0.000625
Equity shares, issued | shares		47,650,750	48,195,962
Caisse De Depot Et Placement Du Quebec [Member]
Class Of Stock [Line Items]
Proceeds from issuance of private placement	₨ 5,317	$ 70.5
du Quebec (CDPQ) [Member] | Caisse De Depot Et Placement Du Quebec [Member]
Class Of Stock [Line Items]
Ownership interest percentage by non-controlling owners		41.40%
Private Placement [Member] | Caisse De Depot Et Placement Du Quebec [Member]
Class Of Stock [Line Items]
Equity shares, par value | $ / shares		$ 11.55
Proceeds from issuance of private placement | $		$ 75.0
Equity shares, issued | shares		6,493,506